BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit facilities [line items]
Beginning balance	$ 13,512
Net cash flows from financing activities	(402)	$ 678	$ (475)
Ending balance	13,715	13,512
Non-recourse borrowings
Disclosure of credit facilities [line items]
Beginning balance	13,512	12,822
Net cash flows from financing activities	926	1,462
Non-cash, Disposal	0	(362)
Non-cash, Other	(552)	(410)
Ending balance	13,715	13,512	$ 12,822
Net cash flow from financing activities related to tax equity	(20)	51
Borrowings, Non-Cash, Transfer To Held-For-Sale	$ (171)	$ 0